Business Combination - Additional Information (Details) ₸ in Millions, $ in Millions	3 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2023 KZT (₸)	Dec. 31, 2023 KZT (₸)	Dec. 31, 2023 KZT (₸)	Oct. 12, 2023 KZT (₸)	Oct. 12, 2023 USD ($)	Feb. 03, 2023 KZT (₸)
Magnum E-commerce Kazakhstan LLC
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	90.01%	90.01%	90.01%			51.00%
Cash investment in share capital						₸ 5,000
Non-controlling interest recognised at acquisition date						5,883
Intangible assets						₸ 20,255
Revenue		₸ 58,227
Net income		₸ 2,008
Pro-forma revenue			₸ 62,436
Pro-forma net income			₸ 1,815
Percentage of additional voting equity interests acquired	30.01%	30.01%	30.01%			39.01%
Investment to expand existing operation			₸ 65,000
Magnum E-commerce Kazakhstan LLC | Trademark
Disclosure of detailed information about business combination [line items]
Intangible assets	₸ 20,255	₸ 20,255	20,255
Kolesa Group
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				11.00%	11.00%
Non-controlling interest recognised at acquisition date				₸ 12,300
Revenue	15,884
Net income	₸ 3,671
Pro-forma revenue			58,858
Pro-forma net income			₸ 10,958
Cash consideration				42,195	$ 88.5
Goodwill on acquisition				₸ 34,078
Percentage of non-controlling interest				60.24%	60.24%
Kolesa JSC
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				39.758%	39.758%
Magnum Cash and Carry LLC
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	9.99%	9.99%	9.99%
Kaspi Shop LLC
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				50.76%	50.76%